GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
General and administrative expenses
All figures in USD '000	2013	2012	2011
Management fee to related party	-	500	363
Directors and officers insurance	80	74	86
Salaries and wages	6,560	3,282	2,904
Audit, legal and consultants	5,575	1,007	1,099
Legal fees – Nordic Galaxy	-	-	2,362
Administrative services provided by related party	-	3,930	3,821
Other fees and expenses	4,213	1,718	1,631

Compensation – Restricted shares to Manager	-	1,540	67
Share-based compensation	2,093	1,258	1,320
Deferred compensation plan	1,033	1,391	1,741
Total for year ended December 31,	19,555	14,700	15,394